Impairment of long-term assets (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment in associates and joint ventures	$ 5,155	$ 127,858	$ 588,144
Offshore International Group
Investment in associates and joint ventures	(37,589)	46,703	415,616
Equion Energy Limited
Investment in associates and joint ventures	$ 42,744	$ 81,155	$ 172,528